Derivative Financial Instruments and Hedging - Additional Information (Detail) - Cash Flow Hedging [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ 2,947	¥ (1,438)	¥ (4,436)
Derivative instruments losses included in other comprehensive income loss reclassified into Earnings within next 12 months	¥ (3,815)